SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended
	Feb. 28, 2013	Feb. 20, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued				46,397,997	36,907,824
Warrants Issued To Purchase Common Stock		770,000	2,000,000
Cash Fee Paid To Placement Agent	$ 385,000
Warrants Exercise Price		$ 0.625	$ 1.00
Warrants Expiration Date	Feb. 04, 2018
February Offering One [Member]
Common stock, shares issued		11,000,000
Warrants Issued To Purchase Common Stock		11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		0.50
Warrants Term	5 years
February Offering Two [Member]
Warrants Issued To Purchase Common Stock		5,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		0.50
Warrants Term	1 year
February Offering [Member]
Gross Proceeds From Issuance Of Common Stock Warrants	5,500,000
Proceeds From Issuance Of Common Stock Warrants Net	$ 5,000,000